LEASES (Tables)	12 Months Ended
Dec. 31, 2021
LEASES
Summary of operating lease right-of-use assets and liabilities

Operating Lease Assets
	2021	2020
Main offices operating lease assets - initial measurement	$479,744	$479,744
Less: accumulated amortization	(275,382)	(179,611)
Foreign exchange effects	19,765	19,695
Operating Lease Assets, net	$224,127	$319,828

Operating Lease Liabilities
Total operating lease liabilities - initial measurement	$479,744	$479,744
Accrued interest	41,124	31,394
Accumulated payment to liabilities	(316,506)	(263,755)
Foreign exchange effects	19,765	16,232
Total operating lease liabilities	224,127	263,615
Less: operating lease liabilities, current	(162,735)	(102,056)
Long-term Operating Lease Liabilities	$61,392	$161,559

Summary of future minimum lease payments for operating leases

The following table summarizes the maturity of lease liabilities under operating lease as of December 31, 2021:

For the 12 months ended	Operating Leases
December 31, 2022	$115,706
December 31, 2023	115,706
Total minimum payments	231,412
Less: imputed interest	(7,285)
Total operating lease liabilities	$224,127